PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Less: accumulated depreciation	$ (1,610,114)	$ (1,192,573)
Property and equipment, net	221,200	594,148
Depreciation	395,814	320,842	$ 411,635
Leasehold improvements [Member]
Property, Plant and Equipment, Gross	478,752	467,564
Vehicles [Member]
Property, Plant and Equipment, Gross	1,138,974	1,112,359
Office equipment [Member]
Property, Plant and Equipment, Gross	$ 176,285	172,166
Salvage value	3.00%
Electric equipment [Member]
Property, Plant and Equipment, Gross	$ 37,303	$ 34,632
Salvage value	3.00%
Useful life (years)	3 years
Maximum [Member]
Salvage value	5.00%
Maximum [Member] | Leasehold improvements [Member]
Salvage value	3.00%
Useful life (years)	5 years
Maximum [Member] | Vehicles [Member]
Salvage value	5.00%
Useful life (years)	5 years
Maximum [Member] | Office equipment [Member]
Useful life (years)	5 years
Minimum [Member]
Salvage value	3.00%
Minimum [Member] | Leasehold improvements [Member]
Salvage value	0.00%
Useful life (years)	3 years
Minimum [Member] | Vehicles [Member]
Salvage value	3.00%
Useful life (years)	4 years
Minimum [Member] | Office equipment [Member]
Useful life (years)	3 years